CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows (used in)/from operating activities:
Net income/(loss)	$ 218.9	$ 48.4
Adjustments to reconcile net income/(loss) to net cash flows from operating activities:
Depreciation and amortization	9.6	22.0
Amortization of right-of-use operating lease assets	5.1	5.2
Interest on operating lease liabilities	2.4	2.8
Net (additions)/disposals of right-to-use operating lease assets	(0.1)	0.0
Net (additions)/disposals of lease liabilities	0.1	0.0
Lease repayments	(7.7)	0.0
Realized and unrealized investment gains	(36.1)	(2.5)
Realized and unrealized investment losses	18.1	128.9
Deferred tax expense/(benefit)	7.5	(2.8)
Gains (Losses) On Investment And Foreign Exchange	(2.3)	18.3
Gain (Loss) on Sale of Derivatives	(4.3)	(5.8)
Unrealized (gain)/loss on real estate fund in net investment income	10.5	(13.5)
Losses and loss adjustment expenses	30.0	(100.0)
Unearned premiums	166.0	381.2
Unpaid losses	239.7	(1,708.4)
Increase (Decrease) in Prepaid Reinsurance Premiums	(100.0)	(220.7)
Increase (Decrease) in Other Receivables	19.1	(15.2)
Increase (Decrease) in Deferred Policy Acquisition Costs	(34.1)	(24.1)
Reinsurance premiums payable	(146.4)	1,844.2
Increase (Decrease) in Funds Held under Reinsurance Agreements	43.2	11.4
Increase (Decrease) in Premiums Receivable	(194.4)	(275.2)
Income tax payable	9.9	(6.6)
Accrued expenses and other payable	(30.6)	(20.8)
Fair Value Of Derivatives And Settlement Of Liabilities Under Derivatives	40.9	45.1
Other assets	(0.4)	(7.1)
Reinsurance recoverables:
Net cash (used in)/from operating activities	264.6	104.8
Cash flows (used in)/from investing activities:
Payments to Acquire Debt Securities, Available-for-Sale	(789.2)	(695.9)
Payments to Acquire Trading Securities Held-for-investment	(254.6)	(370.9)
Proceeds from sales and maturities of fixed income securities — Available for sale	685.8	1,003.5
Proceeds from sales and maturities of fixed income securities — Trading	283.9	134.8
(Purchases) of short-term investments — Available for sale	(215.0)	(28.7)
Proceeds from sale of short-term investments — Available for sale	101.0	9.9
(Purchases) of short-term investments — Trading	(15.0)	0.0
Proceeds from sale of short-term investments — Trading	10.4	2.0
(Purchases) of privately-held investments — Trading	(23.1)	(175.6)
Proceeds from sale of privately-held investments — Trading	58.0	79.0
Net change in (payable)/receivable for securities (purchased)/sold	36.1	11.4
(Purchases) of other investments	(3.0)	(46.6)
Payments for (Proceeds from) Investing Activities, Net of Cash	1.8	0.0
Net sales/(purchases) of fixed assets	(1.2)	(13.9)
Investment in multiline reinsurer	(0.4)	(1.5)
Net (purchases)/sales of investments, equity method	0.0	(0.4)
Net cash (used in)/from investing activities	(124.5)	(92.9)
Cash flows used in/from financing activities:
Dividends paid on ordinary shares	(20.0)	(20.0)
Dividends paid on preference shares	(22.2)	(22.2)
Net cash (used in)/from financing activities	(42.2)	(42.2)
Effect of exchange rate movements on cash and cash equivalents	4.4	(18.9)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	102.3	(49.2)
Cash and cash equivalents at beginning of period	959.2	1,314.1
Cash and cash equivalents at end of period (1)	1,061.5	1,264.9
Restricted cash	$ 312.1	$ 387.3